SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Schedule of segmented information
Segmented information as at and for the year ended December 31, 2020 is as follows:

	Asset management	Wealth management	Intersegment eliminations	Total
	$	$	$	$
Management fees	1,650,076	—	(14,303)	1,635,773
Administration fees	—	530,058	(165,650)	364,408
Other income	(4,555)	54,830	—	50,275
Total revenue	1,645,521	584,888	(179,953)	2,050,456

Selling, general and administrative	325,245	138,805	(14,611)	449,439
Trailer fees	538,409	—	(28,965)	509,444
Advisor and dealer fees	—	389,264	(135,888)	253,376
Deferred sales commissions	7,981	—	(489)	7,492
Amortization and depreciation	24,714	18,800	—	43,514
Other expenses	66,848	12,156	—	79,004
Total expenses	963,197	559,025	(179,953)	1,342,269

Income before income taxes and non-segmented items	682,324	25,863	—	708,187
Interest and lease finance				(65,440)
Provision for income taxes				(167,201)
Net income for the year				475,546

Identifiable assets	1,293,057	1,234,206	—	2,527,263
Indefinite life intangibles
Goodwill	1,311,873	741,799	—	2,053,672
Fund contracts	1,778,901	—	—	1,778,901
Total assets	4,383,831	1,976,005	—	6,359,836
Segmented information as at and for the year ended December 31, 2019 is as follows:

	Asset management	Wealth management	Intersegment eliminations	Total
	$	$	$	$
Management fees	1,802,257	—	(13,157)	1,789,100
Administration fees	—	457,501	(165,000)	292,501
Other income	4,001	36,864	—	40,865
Total revenue	1,806,258	494,365	(178,157)	2,122,466

Selling, general and administrative	370,638	131,791	(13,157)	489,272
Trailer fees	583,683	—	(28,516)	555,167
Advisor and dealer fees	—	342,072	(135,771)	206,301
Deferred sales commissions	13,527	—	(713)	12,814
Amortization and depreciation	21,785	11,106	—	32,891
Other expenses	38,693	5,101	—	43,794
Total expenses	1,028,326	490,070	(178,157)	1,340,239

Income before income taxes and non-segmented items	777,932	4,295	—	782,227
Interest				(55,422)
Provision for income taxes				(189,281)
Net income for the year				537,524

Identifiable assets	463,377	593,199	—	1,056,576
Indefinite life intangibles
Goodwill	1,309,008	222,265	—	1,531,273
Fund contracts	1,779,957	—	—	1,779,957
Total assets	3,552,342	815,464	—	4,367,806